Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”)
Wells Fargo Bank, National Association
Wells Fargo Securities, LLC
Goldman Sachs & Co. LLC
Goldman Sachs Mortgage Company
BofA Securities, Inc.
Bank of America, N.A.
Bank of China, New York Branch
Barclays Capital Inc.
Barclays Capital Real Estate Inc.
Bank of Montreal
BMO Capital Markets Corp.
Citigroup Global Markets Inc.
Citi Real Estate Funding Inc.
Deutsche Bank Securities Inc
German American Capital Corporation
J.P. Morgan Securities LLC
JPMorgan Chase Bank, National Association
(together, the “Specified Parties”)

Re:   SLG Office Trust 2021-OVA – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company in the Data File (defined below) related to the offering of SLG Office Trust 2021-OVA, Commercial Mortgage Pass-Through Certificates, Series 2021-OVA. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means June 21, 2021, as provided by the Company.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Data File” means the electronic data file titled “SLG 2021-OVA Accounting Tape.xlsx” provided to us by the Company on June 8, 2021 containing information on one mortgage loan (the “Mortgage Loan”) and one related mortgaged property (the “Mortgaged Property”).
•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Cut-off Date, and the Instructions.
•	The term “Subject Matter” means the Data File.
•	The term “Criteria” means the testing hierarchy, recomputation methodologies, information, assumptions, and materiality thresholds.

We were instructed by the Company to perform the procedures described below for the Compared Attributes and Recomputed Attributes identified by the Company in the Data File.

A.	We compared the Compared Attributes to the corresponding information set forth in the Loan Files (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology and (iii) the Instructions, we recomputed the Recomputed Attributes.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the Criteria and Provided Information, without verification or evaluation of such Criteria or Provided Information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the Criteria or Provided Information, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the Provided Information which were used in our procedures, (iv) the adequacy of the disclosures in the Subject Matter, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

McLean, Virginia
June 8, 2021

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Mortgage Loan Originators	Loan Agreement
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
County	Appraisal
Building Class	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
General Property Type	Appraisal
Specific Property Type	Appraisal
No. of Units	Underwritten Rent Roll
Unit of Measure	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll
Occupancy % Source Date	Underwritten Rent Roll
Borrower Name	Loan Agreement
Borrower Sponsor	Loan Agreement
Recourse Carveout Guarantor	Loan Agreement
Property Manager	Management Agreement
First Payment Date	Loan Agreement
Maturity Date or Anticipated Repayment Date	Loan Agreement
Mortgage Rate	Loan Agreement
Rate Type	Loan Agreement
Interest Accrual Basis	Loan Agreement
Mortgage Loan Original Principal Balance	Loan Agreement
Cut-Off Date Balance	Loan Agreement
A-1

Attribute	Source Document(s)
Mortgage Loan Balloon Payment	Loan Agreement
Prepayment Restriction Code	Loan Agreement
Amortization Term (Original)	Loan Agreement
Loan Term (Original)	Loan Agreement
IO Period	Loan Agreement
Loan Amortization Type	Loan Agreement
ARD Loan (Y/N)	Loan Agreement
As-Is Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal
As-Stabilized Appraisal Valuation Date	Appraisal
As-Stabilized Appraised Value	Appraisal
UW NOI	Underwritten Cash Flows
UW NCF	Underwritten Cash Flows
Affiliated Sponsor (Y/N)	Loan Agreement
Lien Position	Title Policy
Title Vesting (Fee/Leasehold/Both)	Title Policy
Type of Lockbox	Loan Agreement
Engineering Escrow/Deferred Maintenance	Loan Agreement
Environmental Escrow	Loan Agreement
Springing Environmental Escrow Description	Loan Agreement
Tax Escrow (Initial)	Loan Agreement
Tax Escrow (Monthly)	Loan Agreement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Initial)	Loan Agreement
Insurance Escrow (Monthly)	Loan Agreement
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (Initial)	Loan Agreement
A-2

Attribute	Source Document(s)
Replacement Reserve (Monthly)	Loan Agreement
Springing Replacement Reserve Description	Loan Agreement
TI/LC Reserve (Initial)	Loan Agreement
TI/LC Reserve (Monthly)	Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement
Other Escrow I Reserve Description	Loan Agreement
Other Escrow I (Initial)	Loan Agreement
Other Escrow I (Monthly)	Loan Agreement
Springing Other Escrow I Reserve Description	Loan Agreement
Other Escrow II Reserve Description	Loan Agreement
Other Escrow II (Initial)	Loan Agreement
Other Escrow II (Monthly)	Loan Agreement
Springing Other Escrow II Reserve Description	Loan Agreement
Other Escrow III Reserve Description	Loan Agreement
Other Escrow III (Initial)	Loan Agreement
Other Escrow III (Monthly)	Loan Agreement
Springing Other Escrow III Reserve Description	Loan Agreement
Other Escrow IV Reserve Description	Loan Agreement
Other Escrow IV (Initial)	Loan Agreement
Other Escrow IV (Monthly)	Loan Agreement
Springing Other Escrow IV Reserve Description	Loan Agreement
Other Escrow V Reserve Description	Loan Agreement
Other Escrow V (Initial)	Loan Agreement
Other Escrow V (Monthly)	Loan Agreement
Springing Other Escrow V Reserve Description	Loan Agreement
Other Escrow VI Reserve Description	Loan Agreement
Other Escrow VI (Initial)	Loan Agreement
A-3

Attribute	Source Document(s)
Other Escrow VI (Monthly)	Loan Agreement
Springing Other Escrow VI Reserve Description	Loan Agreement
Other Escrow VII Reserve Description	Loan Agreement
Other Escrow VII (Initial)	Loan Agreement
Other Escrow VII (Monthly)	Loan Agreement
Springing Other Escrow VII Reserve Description	Loan Agreement
Existing Subordinate Secured Debt (Y/N)	Loan Agreement
Sub Sec Debt Description	Loan Agreement
Sub Sec Debt Original Principal Balance	Loan Agreement
Sub Sec Debt Cut-Off Date Principal Balance	Loan Agreement
Existing Mezzanine Debt (Y/N)	Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Loan Agreement
Existing Unsecured Debt (Y/N)	Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance	Loan Agreement
Future Secured Debt Permitted (Y/N)	Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Loan Agreement
Seismic PML %	Seismic Report
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Seismic Report
Single-Tenant (Y/N)	Underwritten Rent Roll
Largest Tenant Name	Underwritten Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll
Largest Tenant Exp. Date	Underwritten Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll
2nd Largest Tenant Exp. Date	Underwritten Rent Roll
A-4

Attribute	Source Document(s)
3rd Largest Tenant Name	Underwritten Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll
3rd Largest Tenant Exp. Date	Underwritten Rent Roll
A-5

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount	Product of i) Cut-Off Date Balance, ii) Mortgage Rate, and iii) Interest Accrual Basis, divided by 12
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
Amortization Term (Remaining)	Amortization Term (Original) minus Seasoning, but shown as IO if the Mortgage Loan is interest-only
Seasoning	Number of payments between and including the First Payment Date and the Cut-Off Date
Cut-Off Date LTV Ratio (As-Is)	Cut-Off Date Balance divided by As-Is Appraised Value
As-Stabilized LTV Ratio	Mortgage Loan Balloon Payment divided by As-Stabilized Appraised Value
UW NCF DSCR	UW NCF divided by the product of Monthly Debt Service Amount multiplied by 12
Cut-Off Date UW NOI Debt Yield	UW NOI divided by Cut-Off Date Balance
Cut-Off Date UW NCF Debt Yield	UW NCF divided by Cut-Off Date Balance
B-1

ATTACHMENT C

INSTRUCTIONS

1.	The Loan Agreement listed in Source Document(s) that was provided to us by the Company is a draft document. For the purpose of the procedures described in this report, the Company instructed us to treat the draft Loan Agreement as a fully executed Loan Agreement.
2.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
Compared or Recomputed Attribute(s)	Company Instruction
Mortgage Rate	Provided by the Company

C-1